S000017039 [Member] Expense Example - Aggressive Strategy Fund - Aggressive Strategy Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	$ 1,327